Fair Value Measurements	9 Months Ended
Dec. 31, 2025
EBP 000
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

◦Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.
◦Level 2 – Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly. These inputs include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are less active.
◦Level 3 – Unobservable inputs for assets or liabilities reflecting the reporting entity’s own assumptions.
The following tables set forth the fair value of the Plan’s investments by category within the fair value hierarchy, if applicable, as of December 31, 2025 and 2024.

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Investments at fair value
Mutual funds	$68,011,129	$68,011,129	$—	$—
Common stock	2,314,712	2,314,712	—	—
Total	$70,325,841	$70,325,841	$—	$—

Investments measured at NAV[1]	$7,406,931

Total investments at fair value	$77,732,772

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Investments at fair value
Mutual funds	$62,290,298	$62,290,298	$—	$—
Common stock	2,225,452	2,225,452	—	—
Total	$64,515,750	$64,515,750	$—	$—

Investments measured at NAV[1]	$5,523,661

Total investments at fair value	$70,039,411

The following table set forth additional disclosures of the Plan's investments for which the fair value is measured using the NAV per share as a practical expedient as of December 31, 2025 and 2024.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Common collective trust funds	$7,406,931	$—	Daily	3 days

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Invesco Stable Value Fund	$5,523,661	$—	Daily	3 days

Valuation methodologies for the asset classes listed above are described below. There have been no changes in the methodologies used at December 31, 2025 and 2024.
1 In accordance with the Fair Value Measurements topic, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
Mutual funds: Valued at daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Common collective trust funds: Valued at the net asset value (NAV) of units of the bank collective trust. NAV is a readily determinable fair value and is the basis for current transactions. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.